SCHEDULE OF FAIR VALUE OF LEVEL 3 MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Beginning Balance
Initial accounting for Buyer Stock Adjustment Amount derivative liability (Note 8)			(4,236)
Change in Buyer Stock Adjustment Amount derivative liability (Note 8)			4,236
Ending Balance